Shareholder Report, Line Graph (Details) 189630_FMI Common Stock Fund_Institutional Class_TSR SemiAnnual {Institutional Class} - USD ($)											6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Oct. 31, 2016	Mar. 31, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value	$ 271,245	$ 262,355	$ 210,101	$ 167,781	$ 184,352	$ 122,343	$ 138,103	$ 131,023	$ 122,427	$ 100,000	$ 267,708
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000® Index
Accumulated Value	230,869	208,445	164,439	150,958	197,325	133,619	133,099	146,085	126,768	100,000	$ 238,020
Russell 2000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000® Value Index
Accumulated Value	$ 210,323	$ 194,951	$ 154,873	$ 143,610	$ 174,467	$ 106,431	$ 125,037	$ 136,272	$ 124,645	$ 100,000	$ 227,932